Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2013
Revenues (Expenses) from Related Party Transactions

Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues (1)	18,572	15,909	37,385	32,144
Vessel operating expenses (2)	(9,831)	(10,568)	(19,678)	(22,236)
General and administrative (3)	(6,990)	(4,999)	(13,498)	(11,254)
Interest income (4)	1,217	—	1,217	—
Interest expense (5)	(166)	(112)	(224)	(166)
Net income from related party transactions from discontinued operations (6)	6,992	27,073	19,255	41,209

(1)	Includes revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(2)	Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $8.6 million and $17.7 million for the three and six months ended June 30, 2013, have been presented as vessel operating expenses (see note 1). The amounts reclassified from general and administrative to vessel operating expenses in the comparative periods to conform to the presentation adopted in the current periods were $9.3 million and $19.3 million for the three and six months ended June 30, 2012.
(3)	Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Interest income related to the interest received from Teekay Corporation on the $150 million prepayment for the Voyageur Spirit. The Partnership received interest at a rate of LIBOR plus a margin of 4.25% on the prepaid funds to Teekay Corporation from February 26, 2013 until the Partnership acquired the FPSO unit on May 2, 2013.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation.
(6)	Related party transactions relating to six conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fees described above for the three and six months ended June 30, 2013 and June 30, 2012, and crew training fees, commercial, technical, strategic and business development management fees charged by Teekay Corporation.